SUBSEQUENT EVENTS (Details) $ / shares in Units, shares in Millions		2 Months Ended	3 Months Ended			12 Months Ended
	Aug. 13, 2018 USD ($) $ / shares	Aug. 27, 2018 USD ($) Location shares	Jun. 27, 2018 USD ($) $ / shares	Sep. 27, 2017 USD ($) $ / shares	Jun. 28, 2017 $ / shares	Jun. 27, 2018 USD ($) $ / shares shares	Jun. 28, 2017 USD ($) $ / shares	Jun. 29, 2016 USD ($) $ / shares
Subsequent Event [Line Items]
Dividends per share | $ / shares			$ 0.38	$ 0.38	$ 0.34	$ 1.52	$ 1.36	$ 1.28
Increase in share repurchase program				$ 250,000,000
Remaining authorized share purchases, amount			$ 63,800,000			$ 63,800,000
Stock repurchase during period, shares | shares						7.9
Payments for repurchase of common stock						$ 303,239,000	$ 370,877,000	$ 284,905,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends payable, date declared	Aug. 13, 2018
Dividends per share | $ / shares	$ 0.38
Dividends payable, date to be paid	Sep. 27, 2018
Dividends payable, date of record	Sep. 07, 2018
Increase in share repurchase program	$ 300,000,000
Remaining authorized share purchases, amount	$ 363,800,000
Stock repurchase during period, shares | shares		0.5
Payments for repurchase of common stock		$ 24,000,000
$1B Revolving Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Net payments on revolving credit facility		$ 381,000,000
Chili's Restaurants [Member]
Subsequent Event [Line Items]
Sale leaseback transaction, accumulated depreciation			(157,900,000)			(157,900,000)
Chili's Restaurants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of Chili's properties sold and leased back under operating leases | Location		137
Proceeds from sale of property, plant, and equipment		$ 443,100,000
Sale leaseback transaction, total gain		$ 281,100,000
Sale leaseback, operating leases, initial term (years)		15 years
Chili's Restaurants [Member] | Land [Member]
Subsequent Event [Line Items]
Sale leaseback transaction, historical cost of assets sold			100,900,000			100,900,000
Chili's Restaurants [Member] | Buildings And Leasehold Improvements [Member]
Subsequent Event [Line Items]
Sale leaseback transaction, historical cost of assets sold			210,300,000			210,300,000
Chili's Restaurants [Member] | Furniture And Equipment [Member]
Subsequent Event [Line Items]
Sale leaseback transaction, historical cost of assets sold			$ 9,000,000			$ 9,000,000